Vessel Operating Expenses	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Vessel Operating Expenses

10. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Six months ended
	June 30,
	2015	2016
Crew wages and related costs	$14,235	$14,845
Insurance	1,783	1,384
Repairs, maintenance and drydocking costs	2,723	1,366
Spares, stores and provisions	4,293	3,410
Lubricants	2,017	1,934
Taxes	728	676
Miscellaneous	1,146	968
Total	$26,925	$24,583